Share-Based Compensation - Summary (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
2015 Plan and the 2018 Plan | Stock Options
Share-Based Compensation
Required Service period (in years)		4 years
Annual vesting percentage		25.00%
Restricted period of holding after exercise (in years)		3 years
Additional implicit service period (in years)		3 years
Vesting period (in years)		7 years
Liability recognized for receipt of exercise prices before end of lock-up periods.		¥ 0	¥ 0
2015 Plan | Stock Options
Share-Based Compensation
Number of shares authorized		945,103,260
Term of the options (in years)		10 years
2018 Plan | RSU
Share-Based Compensation
Number of shares authorized	363,130,400
Term of the options (in years)		4 years
Percentage of annual increase on shares issued	1.00%
Annual vesting percentage		25.00%
Vesting percentage on 2nd anniversary of the grant date		50.00%
Vesting percentage on 3rd and 4th anniversary of the grant date		25.00%